UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13 F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  June 30, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):[   ] is a restatement.
						   [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Ehrlich Meyer Associates, Inc.
Address:  25 Griffin Avenue, P. O. Box 496
		Bedford Hills, NY  10507

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert L. Meyer
Title:	President
Phone:	914 241 0315
Signature, Place and Date of Signing:

Robert L. Meyer	Bedford Hills, New York	 July 27, 1999

Report Type (Check only one.):

[ X]		13F HOLDINGS REPORT

[  ]		13F NOTICE

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

					FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Mangers:		0

Form 13F Information Table Entry Total:  79

Form 13F Information Table Value Total:  $105,040


List of Other Included Managers:    None


FORM 13F INFORMATION TABLE
                                                           VALUE
SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP
(x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED
NONE
------------------------------ ---------------- --------- ------
-- -------- --- ---- ------- ------------ -------- -------- ----
----
AT&T                           y                001957109
3451    61832 SH       SOLE                    61832
Abbott Laboratories            y                002824100
667    14700 SH       SOLE                    14700
Alliant Techsystems            y                018804104
225     2600 SH       SOLE                     2600
Allied-Signal                  y                019512102
340     5400 SH       SOLE                     5400
Amer. Home Products            y                026609107
275     4800 SH       SOLE                     4800
American International Group   y                026874107
2546    21711 SH       SOLE                    21711
American Standard              y                029712106
1466    30550 SH       SOLE                    30550
Anheuser Busch                 y                035229103
227     3200 SH       SOLE                     3200
Aquarion                       y                03838W101
204     5850 SH       SOLE                     5850
BP Amoco                       y                055622104
316     2910 SH       SOLE                     2910
BankAmerica                    y                06605F102
220     3000 SH       SOLE                     3000
Bausch & Lomb                  y                071707103
1002    13100 SH       SOLE                    13100
Baxter International           y                071813109
293     4826 SH       SOLE                     4826
Berkshire Hathaway             y                084670108
689       10 SH       SOLE                       10
Bristol-Myers Squibb           y                110122108
5027    71366 SH       SOLE                    71366
Build. Mat'l. Hold.            y                120113105
265    23050 SH       SOLE                    23050
CNF Trans.                     y                12612w104
1588    41250 SH       SOLE                    41250
Citigroup                      y                171196108
8852   186349 SH       SOLE                   186349
Coca-Cola                      y                191216100
1277    20600 SH       SOLE                    20600
Conoco                         y                208251306
1856    66600 SH       SOLE                    66600
Corning                        y                219350105
2493    35550 SH       SOLE                    35550
Crompton & Knowles             y                227111101
693    35100 SH       SOLE                    35100
Dana                           y                235811106
1810    39300 SH       SOLE                    39300
Disney                         y                254687106
952    30891 SH       SOLE                    30891
Duckwall-Alco Stores           y                264142100
233    22200 SH       SOLE                    22200
Eastman Kodak                  y                277461109
2626    38760 SH       SOLE                    38760
Entertainment Properties Trust y                29380T105
504    28600 SH       SOLE                    28600
Exxon                          y                302290101
478     6200 SH       SOLE                     6200
Federated Dept. Stores         y                31410H101
1408    26600 SH       SOLE                    26600
Fortune Brands                 y                349631101
778    18800 SH       SOLE                    18800
Fresh DelMonte                 y                G36738105
323    22900 SH       SOLE                    22900
GTE                            y                362320103
202     2674 SH       SOLE                     2674
GenCorp                        y                368682100
1319    52250 SH       SOLE                    52250
General Electric               y                369604103
8161    72225 SH       SOLE                    72225
Gillette                       y                375766102
1115    27200 SH       SOLE                    27200
HRPT Properties                y                422169102
410    26800 SH       SOLE                    26800
Healthcare Realty Trust        y                421946047
355    16808 SH       SOLE                    16808
Hewlett-Packard                y                428236103
2156    21450 SH       SOLE                    21450
Homeland                       y                43739t104
45    15000 SH       SOLE                    15000
Hospitality Properties Trust   y                44106M102
717    26450 SH       SOLE                    26450
Household International        y                441815107
1196    25248 SH       SOLE                    25248
Intel                          y                458140100
1883    31640 SH       SOLE                    31640
International Business Machine y                459200101
7972    61678 SH       SOLE                    61678
Interpublic Group              y                460690100
2425    28000 SH       SOLE                    28000
Johnson & Johnson              y                478160104
314     3200 SH       SOLE                     3200
Kimberly-Clark                 y                494368103
211     3700 SH       SOLE                     3700
Koninklijke Philips Electronic y                718337504
3204    31763 SH       SOLE                    31763
Lazare Kaplan                  y                521078105
575    56800 SH       SOLE                    56800
Lockheed Martin                y                539830109
2101    56400 SH       SOLE                    56400
Loral Space                    y                G56462107
1174    65200 SH       SOLE                    65200
MCI Worldcom                   y                55268b106
458     5322 SH       SOLE                     5322
McDonalds Corp.                y                580135101
247     6000 SH       SOLE                     6000
MediaOne Group                 y                912889201
1863    25050 SH       SOLE                    25050
Merck                          y                589331107
3636    49384 SH       SOLE                    49384
Microsoft Corp.                y                594918104
244     2700 SH       SOLE                     2700
Moneysworth and Best Shoe Care y
17    10000 SH       SOLE                    10000
Motorola                       y                620076109
1549    16350 SH       SOLE                    16350
Nestle                         y                641069406
2279    25300 SH       SOLE                    25300
Network Computing Devices      y                64120N100
124    25700 SH       SOLE                    25700
Pepsi Bottling                 y                713409100
405    17500 SH       SOLE                    17500
Pfizer                         y                717081103
392     3600 SH       SOLE                     3600
Philip Morris                  y                718154107
589    14661 SH       SOLE                    14661
Pitney Bowes                   y                724479100
687    10700 SH       SOLE                    10700
Premark                        y                740459102
1556    41500 SH       SOLE                    41500
Procter & Gamble               y                742718109
1428    16000 SH       SOLE                    16000
Republic New York              y                760719104
266     3900 SH       SOLE                     3900
Rite Aid                       y                767754104
595    24150 SH       SOLE                    24150
Royal Dutch                    y                780257804
283     4700 SH       SOLE                     4700
SCB Computer Technology        y                78388n107
58    11000 SH       SOLE                    11000
Schlumberger                   y                806857108
223     3500 SH       SOLE                     3500
TCI Satellite Enter.           y                872298104
29    10000 SH       SOLE                    10000
Time Warner                    y                887315109
1845    25400 SH       SOLE                    25400
Toronto Dominion               y                891160509
3185    70000 SH       SOLE                    70000
Transcept, Inc.                y
28    25000 SH       SOLE                    25000
U.S. Bancorp                   y                902973106
819    24550 SH       SOLE                    24550
U.S. Industries                y                912080108
1537    90400 SH       SOLE                    90400
United Technologies            y                913017109
384     5339 SH       SOLE                     5339
Walgreen                       y                931422109
1410    48000 SH       SOLE                    48000
Wiley John & Sons Inc. Cl. A   y                968223206
282    16000 SH       SOLE                    16000